AMCAP Fund®
Investment portfolio
November 30, 2025
unaudited

Common stocks 97.85% Information technology 36.41%	Shares	Value (000)
Broadcom, Inc.	19,971,629	$8,047,768
Microsoft Corp.	13,857,449	6,818,003
NVIDIA Corp.	32,403,102	5,735,349
Apple, Inc.	12,780,214	3,563,763
Taiwan Semiconductor Manufacturing Co., Ltd.	43,383,983	1,990,535
Salesforce, Inc.	4,534,607	1,045,408
Shopify, Inc., Class A, subordinate voting shares (a)	5,456,814	865,669
Fair Isaac Corp. (a)	384,814	694,909
Amphenol Corp., Class A	4,871,963	686,460
Micron Technology, Inc.	2,741,850	648,393
Applied Materials, Inc.	2,128,783	536,985
AppLovin Corp., Class A (a)	777,274	465,960
ASML Holding NV	428,339	448,875
ServiceNow, Inc. (a)	498,158	404,709
Accenture PLC, Class A	1,573,160	393,290
Arista Networks, Inc. (a)	2,849,143	372,326
KLA Corp.	316,172	371,651
CrowdStrike Holdings, Inc., Class A (a)	687,912	350,257
Oracle Corp.	1,512,156	305,380
SAP SE	1,230,645	297,715
Synopsys, Inc. (a)	475,854	198,912
Entegris, Inc.	2,535,411	195,582
Constellation Software, Inc.	65,565	158,721
Texas Instruments, Inc.	719,988	121,152
Advanced Micro Devices, Inc. (a)	507,784	110,458
Palo Alto Networks, Inc. (a)	574,482	109,226
Lam Research Corp.	686,006	107,017
Gartner, Inc. (a)	419,896	97,727
ServiceTitan, Inc., Class A (a)	902,350	80,634
Intuit, Inc.	112,509	71,340
Lattice Semiconductor Corp. (a)	1,001,468	70,313
Fabrinet, non-registered shares (a)	121,952	56,026
Atlassian Corp., Class A (a)	322,074	48,156
Palantir Technologies, Inc., Class A (a)	271,316	45,703
Adobe, Inc. (a)	132,790	42,510
Figma, Inc. (a)(b)	967,700	34,808
Autodesk, Inc. (a)	98,790	29,967
Analog Devices, Inc.	111,513	29,589
Stripe, Inc., Class B (a)(c)(d)	217,774	9,020
		35,660,266
Consumer discretionary 14.65%
Amazon.com, Inc. (a)	22,297,709	5,200,272
MercadoLibre, Inc. (a)	650,957	1,348,640
TopBuild Corp. (a)(e)	2,376,303	1,075,277
Viking Holdings, Ltd. (a)	13,372,174	892,994
AMCAP Fund — Page 1 of 8

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Royal Caribbean Cruises, Ltd.	2,340,944	$623,276
Burlington Stores, Inc. (a)	2,300,802	580,331
Carvana Co., Class A (a)	1,513,739	566,895
Tesla, Inc. (a)	1,271,519	546,969
Hilton Worldwide Holdings, Inc.	1,711,850	487,929
NVR, Inc. (a)	52,058	390,815
Flutter Entertainment PLC (a)	1,286,299	268,592
Starbucks Corp.	3,018,371	262,930
Chipotle Mexican Grill, Inc. (a)	7,517,621	259,508
Moncler SpA	3,715,960	250,527
DoorDash, Inc., Class A (a)	1,230,140	244,023
CAVA Group, Inc. (a)	4,494,275	219,725
Caesars Entertainment, Inc. (a)	9,428,000	219,390
Churchill Downs, Inc.	1,796,557	195,986
Hermes International	70,036	170,608
Home Depot, Inc.	353,635	126,219
TJX Cos., Inc. (The)	779,323	118,395
Tractor Supply Co.	1,454,896	79,699
Lowe’s Cos., Inc.	317,845	77,071
adidas AG	383,709	71,395
Booking Holdings, Inc.	13,938	68,501
		14,345,967
Health care 11.62%
Eli Lilly and Co.	4,019,801	4,323,175
Vertex Pharmaceuticals, Inc. (a)	3,703,064	1,605,686
Alnylam Pharmaceuticals, Inc. (a)	2,213,282	998,699
UnitedHealth Group, Inc.	1,810,601	597,082
IDEXX Laboratories, Inc. (a)	661,021	497,670
Abbott Laboratories	3,641,584	469,400
Thermo Fisher Scientific, Inc.	681,897	402,885
Danaher Corp.	1,706,530	387,007
Amgen, Inc.	1,086,159	375,225
Stryker Corp.	887,973	329,598
AstraZeneca PLC	1,689,144	312,636
Insulet Corp. (a)	843,109	275,857
Intuitive Surgical, Inc. (a)	280,593	160,914
IQVIA Holdings, Inc. (a)	656,274	150,950
Humana, Inc.	564,399	138,712
Regeneron Pharmaceuticals, Inc.	98,350	76,732
Mettler-Toledo International, Inc. (a)	47,118	69,580
Boston Scientific Corp. (a)	489,284	49,701
Veeva Systems, Inc., Class A (a)	187,563	45,070
Zoetis, Inc., Class A	305,666	39,180
Elevance Health, Inc.	114,501	38,731
Royalty Pharma PLC, Class A	877,697	35,125
		11,379,615
Communication services 11.42%
Alphabet, Inc., Class A	14,926,577	4,779,192
Alphabet, Inc., Class C	6,363,496	2,037,082
Meta Platforms, Inc., Class A	4,298,124	2,784,969
Netflix, Inc. (a)	12,961,440	1,394,392
T-Mobile US, Inc.	530,018	110,779
AMCAP Fund — Page 2 of 8

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
ROBLOX Corp., Class A (a)	521,751	$49,582
Live Nation Entertainment, Inc. (a)	251,060	33,002
		11,188,998
Industrials 11.32%
TransDigm Group, Inc.	1,879,419	2,556,329
Uber Technologies, Inc. (a)	11,537,465	1,009,990
General Electric Co.	3,042,523	908,041
XPO, Inc. (a)(e)	5,871,760	834,142
Ingersoll-Rand, Inc.	7,287,095	585,445
RTX Corp.	3,186,521	557,354
United Rentals, Inc.	620,279	505,639
Carrier Global Corp.	7,969,082	437,343
Ferguson Enterprises, Inc.	1,646,615	414,404
ATI, Inc. (a)	3,628,868	365,790
Howmet Aerospace, Inc.	1,349,530	276,100
FTAI Aviation, Ltd.	1,539,487	266,701
Copart, Inc. (a)	6,404,400	249,643
Delta Air Lines, Inc.	3,497,080	224,163
UL Solutions, Inc., Class A	2,311,189	210,804
Armstrong World Industries, Inc.	1,086,018	206,061
Northrop Grumman Corp.	337,541	193,158
Safran SA	498,089	167,730
Caterpillar, Inc.	278,769	160,504
ITT, Inc.	791,564	145,774
Trane Technologies PLC	322,740	136,028
Lennox International, Inc.	237,749	118,606
Rolls-Royce Holdings PLC	6,279,737	88,831
Honeywell International, Inc.	442,071	84,962
nVent Electric PLC	778,418	83,501
Automatic Data Processing, Inc.	248,118	63,345
Deere & Co.	135,409	62,896
Saia, Inc. (a)	213,757	60,185
Equifax, Inc.	202,777	43,064
Advanced Drainage Systems, Inc.	269,286	41,034
Waste Management, Inc.	128,345	27,963
		11,085,530
Financials 7.47%
Mastercard, Inc., Class A	3,903,915	2,149,222
Progressive Corp.	2,889,677	661,129
Visa, Inc., Class A	1,713,550	573,080
BlackRock, Inc.	365,436	382,721
Morgan Stanley	2,176,510	369,267
Affirm Holdings, Inc., Class A (a)	4,320,523	306,541
KKR & Co., Inc.	1,996,174	244,152
Toast, Inc., Class A (a)	6,706,879	229,308
Blackstone, Inc.	1,540,885	225,616
Apollo Asset Management, Inc.	1,700,129	224,162
AIA Group, Ltd.	21,171,000	219,166
Marsh & McLennan Cos., Inc.	1,099,303	201,667
Nu Holdings, Ltd., Class A (a)	10,000,000	173,900
JPMorgan Chase & Co.	542,703	169,910
Houlihan Lokey, Inc., Class A	915,589	160,594
Aon PLC, Class A	442,045	156,449
AMCAP Fund — Page 3 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
S&P Global, Inc.	301,510	$150,402
Blue Owl Capital, Inc., Class A (b)	8,752,979	131,295
American Express Co.	299,608	109,438
PNC Financial Services Group, Inc.	550,049	104,905
Equitable Holdings, Inc.	2,007,438	93,727
Arthur J. Gallagher & Co.	310,067	76,779
Stifel Financial Corp.	534,685	65,232
Chubb, Ltd.	198,135	58,684
Tradeweb Markets, Inc., Class A	475,347	51,746
Fiserv, Inc. (a)	356,445	21,911
		7,311,003
Consumer staples 2.43%
Philip Morris International, Inc.	6,876,413	1,082,898
Mondelez International, Inc., Class A	6,693,425	385,340
Monster Beverage Corp. (a)	4,806,185	360,416
Dollar Tree Stores, Inc. (a)	2,407,429	266,767
Costco Wholesale Corp.	165,208	150,932
FHU US Holdings, LLC (a)(c)(d)	22,440	100,001
Constellation Brands, Inc., Class A	248,544	33,896
		2,380,250
Materials 1.22%
Linde PLC	1,596,628	655,128
Ecolab, Inc.	1,347,963	370,906
Sherwin-Williams Co.	477,054	163,959
Solstice Advanced Materials, Inc. (a)	110,517	5,269
		1,195,262
Real estate 0.74%
CoStar Group, Inc. (a)	7,339,993	504,991
American Tower Corp. REIT	713,465	129,330
Prologis, Inc. REIT	678,126	87,160
		721,481
Energy 0.36%
ConocoPhillips	2,199,519	195,075
EOG Resources, Inc.	1,002,393	108,108
SLB, Ltd.	1,434,591	51,990
		355,173
Utilities 0.21%
Constellation Energy Corp.	380,526	138,649
NextEra Energy, Inc.	798,950	68,941
		207,590
Total common stocks (cost: $46,505,685,000)		95,831,135
Preferred securities 0.08% Information technology 0.08%
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)(d)	430,630	17,837
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)(d)	327,540	13,567
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)(d)	116,181	4,812
AMCAP Fund — Page 4 of 8

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	86,605	$3,587
Genesys Cloud Services Topco, LLC, preferred shares (c)	11,004,799	39,617
Total preferred securities (cost: $82,811,000)		79,420
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	34,745	— (f)
Total rights & warrants (cost: $0)		— (f)
Short-term securities 2.09% Money market investments 2.07%
Capital Group Central Cash Fund 3.94% (e)(g)	20,322,565	2,032,053
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 3.94% (e)(g)(h)	36,766	3,676
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.88% (g)(h)	3,450,849	3,451
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.88% (g)(h)	1,600,000	1,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.85% (g)(h)	1,600,000	1,600
Fidelity Investments Money Market Government Portfolio, Class I 3.84% (g)(h)	1,600,000	1,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.83% (g)(h)	1,600,000	1,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.90% (g)(h)	1,600,000	1,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.91% (g)(h)	1,600,000	1,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (g)(h)	1,600,000	1,600
		18,327
Total short-term securities (cost: $2,050,416,000)		2,050,380
Total investment securities 100.02% (cost: $48,638,912,000)		97,960,935
Other assets less liabilities (0.02)%		(19,926)
Net assets 100.00%		$97,941,009
Investments in affiliates (e)

	Value at 3/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Common stocks 1.95%
Consumer discretionary 1.10%
TopBuild Corp. (a)	$730,202	$—	$2,138	$1,719	$345,494	$1,075,277	$—
Caesars Entertainment, Inc. (a)(i)	466,467	251,853	387,614	(272,613)	161,297	—	—
						1,075,277
Industrials 0.85%
XPO, Inc. (a)	467,454	319,710	48,332	4,970	90,340	834,142	—
Total common stocks						1,909,419
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.94% (g)	2,378,148	8,652,730	8,998,063	(349)	(413)	2,032,053	85,542
AMCAP Fund — Page 5 of 8

unaudited
Investments in affiliates (e) (continued)

	Value at 3/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.94% (g)(h)	$64	$3,612 (j)	$	$		$$3,676	$— (k)
Total short-term securities						2,035,729
Total 4.02%				$(266,273)	$596,718	$3,945,148	$85,542
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
FHU US Holdings, LLC (a)(c)	10/14/2025	$100,001	$100,001	0.10%
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)	9/29/2023	9,682	17,837	0.02
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	7,055	13,567	0.01
Stripe, Inc., Class B (a)(c)	5/6/2021-8/24/2023	8,432	9,020	0.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	2,502	4,812	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	3,475	3,587	0.00 (l)
Total		$131,147	$148,824	0.15%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 11/30/2025.
(h)	Security purchased with cash collateral from securities on loan.
(i)	Affiliated issuer during the reporting period but no longer an affiliate at 11/30/2025. Refer to the investment portfolio for the security value at 11/30/2025.
(j)	Represents net activity.
(k)	Dividend income is included with securities lending income and is not shown in this table.
(l)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):
AMCAP Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$35,651,246	$—	$9,020	$35,660,266
Consumer discretionary	14,345,967	—	—	14,345,967
Health care	11,379,615	—	—	11,379,615
Communication services	11,188,998	—	—	11,188,998
Industrials	11,085,530	—	—	11,085,530
Financials	7,311,003	—	—	7,311,003
Consumer staples	2,280,249	—	100,001	2,380,250
Materials	1,195,262	—	—	1,195,262
Real estate	721,481	—	—	721,481
Energy	355,173	—	—	355,173
Utilities	207,590	—	—	207,590
Preferred securities	—	—	79,420	79,420
Rights & warrants	—	—	— *	— *
Short-term securities	2,050,380	—	—	2,050,380
Total	$97,772,494	$—	$188,441	$97,960,935
*
Amount less than one thousand.
Key to abbreviation(s)
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-002-0126
AMCAP Fund — Page 8 of 8